Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of Nature of Relationships with Related Parties	Nature of relationships with related parties
Name	Relationship with the Company
Botao Ma	Chairman of the Board, Chief Executive Officer
Yuanwen Xia	Chief Financial Officer
Shanghai Xinhui Investment Consulting Co., Ltd. (“Shanghai Xinhui”)	Controlled by Botao Ma
Shanghai GBG Enterprise Management Consulting Co., Ltd. (“Shanghai GBG”)	Mr. Botao Ma is legal representative of Shanghai GBG
Shanghai Shenbao	Controlled by Botao Ma
Ningbo Shen’an Enterprise Management Center LLP (“Ningbo Shen’an)	Controlled by Botao Ma

Schedule of Purchases of Services from Related Parties	During the fiscal years ended June 30, 2022, 2023 and 2024, the transactions with related parties were as follows:
	For the Years Ended June 30,
	2022	2023	2024
	RMB	RMB	RMB
Shanghai GBG	11,312,417	11,257,057	1,987,274

Schedule of Borrowings of Repayment of Loans from Related Parties	Borrowings from (Repayment of Borrowings to) related parties
	For the Year ended June 30,
	2022		2023		2024
	Borrowings	Repayments	Borrowings	Repayments	Borrowings	Repayments
	RMB	RMB	RMB	RMB	RMB	RMB
Shanghai Xinhui	6,900,000	(7,450,000)	—	—	28,100,000	(28,390,200)
Botao Ma	1,100,000	(300,000)	—	—	400,000	(400,000)
Yuanwen Xia	300,000	(100,000)	237,000	(437,000)	—	—
	8,300,000	(7,850,000)	237,000	(437,000)	28,500,000	(28,790,200)

(Loans made to) Repayment of loans from related parties
	For the Year ended June 30,
	2022		2023		2024
	Borrowings	Repayments	Borrowings	Repayments	Borrowings	Repayments
	RMB	RMB	RMB	RMB	RMB	RMB
Botao Ma	—	2,750,000	—	—	—	—
Shanghai Shenbao	(400,000)	—	—	700,000	—	—
Ningbo Shen’an	—	—	(15,500)	30,000	—	—
	(400,000)	2,750,000	(15,500)	730,000	—	—

Schedule of Balances with Related Parties	As of June 30, 2023 and 2024, the balances with related parties were as follows:
	June 30, 2023	June 30, 2024
	RMB	RMB
Due from related parties
Shanghai GBG(a)	8,526,012	16,566,524

(a)	As of June 30, 2023 and 2024, the balances due from Shanghai GBG represented advances to the related party, which the related party would settle the outstanding balances by providing MGU services to the Company.
	June 30, 2023	June 30, 2024
	RMB	RMB
Due to related parties
Shanghai Xinhui(a)	290,200	6,003,659
Botao Ma(b)	—	162,408
	290,200	6,166,067